Value of Business Acquired and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Value of Business Acquired and Other Intangible Assets

(9) Value of Business Acquired and Other Intangible Assets

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2013	2012	2011
Balance, beginning of year	$—	—	853
Interest	439	573	771
Amortization	(4,327)	(5,218)	(3,755)
Change in shadow VOBA	3,888	4,645	2,131

Balance, end of year	$—	—	—

The net amortization of the VOBA in each of the next five years is expected to be as follows:

2014	$2,834
2015	2,251
2016	1,703
2017	803
2018	830

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2013	2012	2011
Balance, beginning of year	$3,271	3,435	4,173
Amortization	(1,151)	(164)	(738)

Balance, end of year	$2,120	3,271	3,435

Amortization of intangible assets in each of the next five years is expected to be as follows:

2014	$70
2015 and beyond	—

In 2013, the Company determined it is not likely to recover any value from a subsidiary trade name. Intangible amortization of $1,050 was recognized to fully impair this asset. During 2012 and 2011, there were no events or changes in circumstances that warranted recoverability testing for intangible assets.

Accumulated amortization of VOBA and other intangible assets are $249,210 and $243,732 as of December 31, 2013, and 2012, respectively.